ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 125.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.83%(a)(b)	59,630,125	$59,630,125
Fidelity Institutional Money Market Government Portfolio - Class III, 4.58%(a)	22,623,166	22,623,166
Total Money Market Funds (Cost $82,253,291)		82,253,291

Total Investments Before Securities Sold, Not Yet Purchased (Cost $82,253,291)		82,253,291

Securities Sold, Not Yet Purchased – (98.2)%(c)

COMMON STOCKS – (98.2)%

Agriculture – (1.4)%
Darling Ingredients, Inc.(d)	(25,000)	(929,000)

Airlines – (1.4)%
American Airlines Group, Inc.(d)	(80,000)	(899,200)

Apparel – (1.2)%
Deckers Outdoor Corp.(d)	(5,000)	(797,250)

Banks – (7.1)%
Bank OZK	(40,000)	(1,719,600)
Comerica, Inc.	(20,000)	(1,198,200)
Cullen/Frost Bankers, Inc.	(8,000)	(894,880)
Wells Fargo & Co.	(15,000)	(847,350)
Total Banks		(4,660,030)

Chemicals – (4.6)%
Albemarle Corp.	(11,200)	(1,060,752)
Arcadium Lithium PLC (Argentina)(d)	(350,000)	(997,500)
Ingevity Corp.(d)	(25,000)	(975,000)
Total Chemicals		(3,033,252)

Commercial Services – (6.2)%
Avis Budget Group, Inc.	(9,000)	(788,310)
Flywire Corp.(d)	(55,000)	(901,450)
Mister Car Wash, Inc.(d)	(200,000)	(1,302,000)
WEX, Inc.(d)	(5,000)	(1,048,650)
Total Commercial Services		(4,040,410)

Computers – (4.5)%
Logitech International SA (Switzerland)	(13,000)	(1,166,490)
NCR Voyix Corp.(d)	(70,000)	(949,900)
Zscaler, Inc.(d)	(5,000)	(854,700)
Total Computers		(2,971,090)

Distribution/Wholesale – (1.2)%
LKQ Corp.	(20,000)	(798,400)

Diversified Financial Services – (4.1)%
Coinbase Global, Inc., Class A(d)	(5,900)	(1,051,203)
Credit Acceptance Corp.(d)	(1,800)	(798,156)
Western Union Co. (The)	(70,000)	(835,100)
Total Diversified Financial Services		(2,684,459)

Electrical Components & Equipment – (1.5)%
Energizer Holdings, Inc.	(30,000)	(952,800)

Entertainment – (3.5)%
DraftKings, Inc., Class A(d)	(35,000)	(1,372,000)
Investments	Shares	Value
COMMON STOCKS (continued)

Entertainment (continued)
Penn Entertainment, Inc.(d)	(50,000)	$(943,000)
Total Entertainment		(2,315,000)

Hand/Machine Tools – (1.8)%
Snap-on, Inc.	(4,000)	(1,158,840)

Insurance – (1.6)%
Prudential PLC (Hong Kong)(e)	(55,000)	(1,019,700)

Internet – (2.7)%
Etsy, Inc.(d)	(19,000)	(1,055,070)
Roku, Inc.(d)	(10,000)	(746,600)
Total Internet		(1,801,670)

Investment Companies – (1.2)%
MARA Holdings, Inc.(d)	(50,000)	(811,000)

Leisure Time – (3.3)%
Sabre Corp.(d)	(350,000)	(1,284,500)
Viking Holings Ltd.(d)	(25,000)	(872,250)
Total Leisure Time		(2,156,750)

Lodging – (3.8)%
Hilton Grand Vacations, Inc.(d)	(25,000)	(908,000)
Marriott International, Inc., Class A	(6,500)	(1,615,900)
Total Lodging		(2,523,900)

Miscellaneous Manufacturing – (1.4)%
Materion Corp.	(8,500)	(950,810)

Office/Business Equipment – (1.5)%
Xerox Holdings Corp.	(95,000)	(986,100)

Pharmaceuticals – (2.4)%
CVS Health Corp.	(25,000)	(1,572,000)

REITS – (3.0)%
First Industrial Realty Trust, Inc.	(20,000)	(1,119,600)
NETSTREIT Corp.	(50,000)	(826,500)
Total REITS		(1,946,100)

Retail – (10.6)%
Camping World Holdings, Inc., Class A	(40,000)	(968,800)
Kohl’s Corp.	(75,000)	(1,582,500)
ODP Corp. (The)(d)	(40,000)	(1,190,000)
Restaurant Brands International, Inc. (Canada)	(16,197)	(1,168,128)
Signet Jewelers Ltd.	(10,000)	(1,031,400)
Williams-Sonoma, Inc.	(6,500)	(1,006,980)
Total Retail		(6,947,808)

Semiconductors – (1.7)%
MKS Instruments, Inc.	(10,000)	(1,087,100)

Software – (23.1)%
ANSYS, Inc.(d)	(2,500)	(796,575)
Atlassian Corp., Class A(d)	(10,000)	(1,588,100)
CCC Intelligent Solutions Holdings, Inc.(d)	(115,000)	(1,270,750)
Cloudflare, Inc., Class A(d)	(15,000)	(1,213,350)
Confluent, Inc., Class A(d)	(55,000)	(1,120,900)
Datadog, Inc., Class A(d)	(9,000)	(1,035,540)
Global-e Online Ltd. (Israel)(d)	(26,000)	(999,440)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Informatica, Inc., Class A(d)	(45,000)	$(1,137,600)
nCino, Inc.(d)	(37,500)	(1,184,625)
Paycom Software, Inc.	(6,000)	(999,420)
Procore Technologies, Inc.(d)	(19,000)	(1,172,680)
PTC, Inc.(d)	(6,000)	(1,083,960)
Workiva, Inc.(d)	(19,000)	(1,503,280)
Total Software		(15,106,220)

Telecommunications – (1.9)%
Iridium Communications, Inc.	(40,000)	(1,218,000)

Transportation – (1.5)%
Marten Transport Ltd.	(55,000)	(973,500)

Total Common Stocks (Cost $(61,920,205))		(64,340,389)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(61,920,205)]		$(64,340,389)

Total Investments – 27.3% (Cost $20,333,086)		17,912,902
Other Assets in Excess of Liabilities – 72.7%		47,594,164
Net Assets – 100.0%		$65,507,066

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of September 30, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2024 cash in the amount of $49,130,660 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$82,253,291	$–	$–	$82,253,291

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(64,340,389)	$–	$–	$(64,340,389)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	(1.4)%
Airlines	(1.4)
Apparel	(1.2)
Banks	(7.1)
Chemicals	(4.6)
Commercial Services	(6.2)
Computers	(4.5)
Distribution/Wholesale	(1.2)
Diversified Financial Services	(4.1)
Electrical Components & Equipment	(1.5)
Entertainment	(3.5)
Hand/Machine Tools	(1.8)
Insurance	(1.6)
Internet	(2.7)
Investment Companies	(1.2)
Leisure Time	(3.3)
Lodging	(3.8)
Miscellaneous Manufacturing	(1.4)
Office/Business Equipment	(1.5)
Pharmaceuticals	(2.4)
REITS	(3.0)
Retail	(10.6)
Semiconductors	(1.7)
Software	(23.1)
Telecommunications	(1.9)
Transportation	(1.5)
Money Market Funds	125.5
Total Investments	27.3
Other Assets in Excess of Liabilities	72.7
Net Assets	100.0%